Employee Benefits (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Compensation and Employee Benefit Plans [Text Block]
19. Employee Benefits

Pursuant to the relevant laws and regulations in the PRC, the Company participates in defined contribution retirement plans for its employees arranged by a governmental organization. The Company makes contributions to the retirement plan at the applicable rate based on the employees' salaries. The required contributions under the retirement plans are charged to the statements of operations on an accrual basis. The Company makes contributions totalled $3,096,431 and $2,358,483 for the years ended December 31, 2011 and 2010, respectively.